Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	As of June 30,	As of December 31,
	2022	2021

Accounts receivable - gross	$2,464,839	$4,121,678
Allowance for doubtful debts	(155,592)	(155,592)
Accounts receivable - net	2,309,247	3,966,086

Movement in allowance for doubtful debts

Balance as at beginning of period	$155,592	$54,619
Provision for bad debts	-	100,973
Reversal of the provision	-	-
Balance at end of period	155,592	155,592

	December 31,	December 31,
	2021	2020

Accounts receivable - gross	$4,121,678	$2,673,113
Allowance for doubtful debts	(155,592)	(54,619)
Accounts receivable - net	3,966,086	2,618,494

Movement in allowance for doubtful debts

Balance as at beginning of period	$54,619	$54,619
Provision for bad debts	100,973	60,324
Reversal of the provision	-	(60,324)
Balance at end of period	155,592	54,619

Schedule of Impaired trade receivables
Current	$1,443,763	62.5%
1 - 30 days	603,980	26.2%
31 - 60 days	80,152	3.5%
61-90 days	37,007	1.6%
91 and over	144,345	6.3%
Total	2,309,247	100.0%

Current	$2,305,065	58.1%
1 - 30 days	1,333,789	33.6%
31 - 60 days	97,110	2.4%
61-90 days	125,456	3.2%
91 and over	104,666	2.7%
Total	3,966,086	100.0%